SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated Revenues By Major Product Line) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 250,027	$ 252,072	$ 234,404
Products [Member]
Total revenues	79,175	86,512
Services [Member]
Total revenues	106,176	110,698
Subscriptions [Member]
Total revenues	$ 64,676	$ 54,862